UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund

June 30, 2015

1.804827.111

FSS-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.0%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,582,443	$ 639,232
Fidelity Consumer Staples Central Fund (b)	2,410,907	517,067
Fidelity Energy Central Fund (b)	3,456,034	440,783
Fidelity Financials Central Fund (b)	11,135,787	990,751
Fidelity Health Care Central Fund (b)	2,184,732	832,405
Fidelity Industrials Central Fund (b)	2,320,416	538,870
Fidelity Information Technology Central Fund (b)	4,162,795	1,197,053
Fidelity Materials Central Fund (b)	781,868	174,959
Fidelity Telecom Services Central Fund (b)	813,863	138,633
Fidelity Utilities Central Fund (b)	1,236,751	182,903
TOTAL EQUITY CENTRAL FUNDS (Cost $3,729,680)		5,652,656
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.15% (a) (Cost $496)	496,002	496
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,730,176)		5,653,152
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,213)
NET ASSETS - 100%		$ 5,651,939
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 0*
Fidelity Consumer Discretionary Central Fund	6,087
Fidelity Consumer Staples Central Fund	8,582
Fidelity Energy Central Fund	5,731
Fidelity Financials Central Fund	10,458
Fidelity Health Care Central Fund	3,451
Fidelity Industrials Central Fund	5,468
Fidelity Information Technology Central Fund	5,683
Fidelity Materials Central Fund	2,465
Fidelity Telecom Services Central Fund	2,231
Fidelity Utilities Central Fund	3,489
Total	$ 53,645
* Amount represents less than $1,000
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 530,044	$ 53,986	$ 26,210	$ 639,232	39.3%
Fidelity Consumer Staples Central Fund	492,540	37,014	34,774	517,067	45.4%
Fidelity Energy Central Fund	481,281	62,386	18,194	440,783	44.3%
Fidelity Financials Central Fund	906,920	72,951	44,152	990,751	39.2%
Fidelity Health Care Central Fund	704,012	59,141	89,865	832,405	41.9%
Fidelity Industrials Central Fund	494,898	30,734	19,983	538,870	39.1%
Fidelity Information Technology Central Fund	1,020,754	112,868	34,168	1,197,053	42.4%
Fidelity Materials Central Fund	178,985	8,831	7,822	174,959	38.2%
Fidelity Telecom Services Central Fund	129,886	3,574	-	138,633	45.3%
Fidelity Utilities Central Fund	183,153	20,931	11,970	182,903	40.9%
Total	$ 5,122,473	$ 462,416	$ 287,138	$ 5,652,656
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $3,730,176,000. Net unrealized appreciation aggregated $1,922,976,000, of which $1,946,358,000 related to appreciated investment securities and $23,382,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015